IFRS 7 Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of Risk Management [Line Items]
Amount Of Increase Decrease In Before Tax Annual Earning Net Of Hedging	$ 396.0	$ 324.0
Amount Of Increase Decrease In Before Tax Annual Earning Without Hedging	40.0	45.0
Pre Tax Net Interest Income	236.0
Market risk [member] | Value at Risk [Member]
Disclosure of Risk Management [Line Items]
Market risk capital	$ 13.6	$ 14.9
Percentage Of Probability Losses On Value At Risk	1.00%
Statistical Technique Percentage of Confidence Level To Value At Risk On Trading Portfolios	99.00%
Value At Risk Holding Period	1 day
Bottom of range [member]
Disclosure of Risk Management [Line Items]
Pre Tax Net Interest Income	$ 102.0
Top of range [member]
Disclosure of Risk Management [Line Items]
Pre Tax Net Interest Income	$ 236.0